Provisions for legal proceedings and contingent liabilities (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	R$ 38,377	R$ 26,689
Tax Claims [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	26,216	18,271
Civil Claims Alagoas [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	8,971	5,489
Civil Claims Other [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	740	786
Social Security Claims [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	824	516
Environmental Claims [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	689	640
Labor Claims [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	513	606
Other Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	R$ 424	R$ 381